Financial Instruments (Details 2) - Financial assets available-for-sale without quoted market prices [member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instrument [Line Items]
Balance at the beginning of the year	$ 193,582	$ 70,938	$ 37,345
Net realized/unrealized gains (losses) included in:
Profit or loss	(30,000)	(686)	99,517
Other comprehensive income	0	0	0
Purchases	14,233	66,948	33,593
Transfer in	0	56,400	0
Disposals	0	0	(99,517)
Effect of change in exchange rate	0	(18)	0
Balance at the end of the year	$ 177,815	$ 193,582	$ 70,938